Farmers New World Life Insurance Company

3120 139th Avenue SE, Suite 300

Bellevue, WA 98005

February 15, 2022

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.W.

Washington, D.C. 20549

RE:	Farmers New World Life Insurance Company

Farmers Variable Life Separate Account A (“Registrant”)

Post-Effective Amendment No. 15 to Registration Statement on Form N-6

File Nos. 333-149540 and 811-09507

Commissioners:

Pursuant to the provisions of the Investment Company Act of 1940 and the Securities Act of 1933, we are electronically filing via EDGAR the above-referenced post-effective amendment to the Registrant’s Registration Statement on Form N-6. This amendment is being filed pursuant to paragraph (a) of Rule 485 under the Securities Act of 1933. The primary purpose of this amendment is to update the registration statement to conform to the amendments to Form N-6 adopted by the Securities and Exchange Commission on March 11, 2020. The Registrant intends to file, prior to effectiveness of this filing, a further post-effective amendment pursuant to paragraph (b) of Rule 485, to respond to staff comments and to add financial statements and other information not available at the time of this filing.

Please note that we are filing a form of initial summary prospectus (ISP) as an exhibit to the Registration Statement.

The Registrant intends for this filing to serve as a template for two other Form N-6 registration statement amendments (i.e., replicate filings). We will submit a request, separately via EDGAR correspondence, to make the replicate filings under paragraph (b) of Rule 485, pursuant to Rule 485(b)(1)(vii) and the Division of Investment Management’s ADI 2018-02.

If you have any question or comments regarding this filing, please contact the undersigned at (206) 275-8143 or William Kotapish of Carlton Fields at (202) 965-8154.

Very truly yours,

/s/ Tina de Jong

Tina de Jong